4. RESTATEMENT OF FINANCIAL STATEMENT - Restatement of Financial Statement (Details) (123113 Annual Restatement [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 1,513	$ 207
Accounts Receivable	10
TOTAL CURRENT ASSETS	1,523	207
TOTAL ASSETS	1,523	207
CURRENT LIABILITIES
Accounts payable and accrued liabilities	171,016	69,767
Accrued Salaries - Related Parties	152,000	38,000
Current portion of long-term debt, including accrued interest	878	843
Lines of credit	87,129	51,030
TOTAL CURRENT LIABILITIES	411,023	159,640
LONG-TERM LIABILITIES
Notes payable - related-party	23,541	7,431
Notes payable - long-term	6,410	7,292
TOTAL LIABILITIES	440,974	174,363
Common stock	3,884,750
Discount on common stock	(3,670,850)
Additional Paid in Capital
Stockholders' Deficit	(653,351)
TOTAL STOCKHOLDERS DEFICIT	(439,451)
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT	1,523	207
REVENUES	29
OPERATING EXPENSES
Consulting expense	141,187	42,351
Stock based Compensation	213,900
General and Administrative
Professional fees	30,266	59,550
Legal fees	80,012	48,931
Other expense	7,254	6,411
TOTAL OPERATING EXPENSES	472,619	157,243
NET LOSS FROM OPERATIONS	$ (472,590)	$ (157,243)
OTHER INCOME (EXPENSE)
Interest expense	(6,605)	(6,213)
TOTAL OTHER INCOME (EXPENSE)	(6,605)	(6,213)
NET LOSS	(479,195)	(163,456)
NET LOSS AVAILABLE PER COMMON SHAREHOLDER	(479,195)	(163,456)
NET LOSS PER COMMON SHARES	$ 0.00	$ 0.00
WEIGHTED AVERAGE SHARES
Basic and diluted	345,487,945	335,000,000
OPERATING ACTIVITIES
Net loss	(479,195)	(163,456)
Stock based compensation	213,900
Changes in operating assets and liabilities:
Accounts receivable	(10)
Accounts payable and accrued expenses	101,249	69,767
Accrued Salaries - Related Parties	114,000	38,000
Accrued Interest	48
Net cash (used) by operating activities	(50,008)	(55,689)
FINANCING ACTIVITIES
Advances on lines of credit	36,099	51,030
Proceeds on note payable		415
Payments on note payable	(895)
Advances - member/shareholder loan	16,110	4,286
Net cash provided by financing activities	51,314	55,731
NET INCREASE (DECREASE) IN CASH	1,306	42
CASH
Beginning of year	207	165
End of year	1,513	207
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid
Interest paid	597
As Originally Stated
Current Assets
Cash	1,513
Accounts Receivable	10
TOTAL CURRENT ASSETS	1,523
TOTAL ASSETS	1,523
CURRENT LIABILITIES
Accounts payable and accrued liabilities	171,016
Accrued Salaries - Related Parties	152,000
Current portion of long-term debt, including accrued interest	878
Lines of credit	87,129
TOTAL CURRENT LIABILITIES	411,023
LONG-TERM LIABILITIES
Notes payable - related-party	23,541
Notes payable - long-term	6,410
TOTAL LIABILITIES	440,974
Common stock	4,169,500
Discount on common stock
Additional Paid in Capital	33,068,000
Stockholders' Deficit	(37,676,951)
TOTAL STOCKHOLDERS DEFICIT	(439,451)
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT	1,523
REVENUES	29
OPERATING EXPENSES
Consulting expense	141,187
Stock based Compensation	20,487,500
General and Administrative
Professional fees	30,266
Legal fees	80,012
Other expense	7,254
TOTAL OPERATING EXPENSES	20,746,219
NET LOSS FROM OPERATIONS	$ (20,746,190)
OTHER INCOME (EXPENSE)
Interest expense	(6,605)
TOTAL OTHER INCOME (EXPENSE)	(6,605)
NET LOSS	(20,752,795)
NET LOSS AVAILABLE PER COMMON SHAREHOLDER	(20,752,795)
NET LOSS PER COMMON SHARES	$ (0.06)
WEIGHTED AVERAGE SHARES
Basic and diluted	356,066,667
OPERATING ACTIVITIES
Net loss	(20,752,795)
Stock based compensation	20,487,500
Changes in operating assets and liabilities:
Accounts receivable	(10)
Accounts payable and accrued expenses	101,249
Accrued Salaries - Related Parties	114,000
Accrued Interest	48
Net cash (used) by operating activities	(50,008)
FINANCING ACTIVITIES
Advances on lines of credit	36,099
Proceeds on note payable
Payments on note payable	(895)
Advances - member/shareholder loan	16,110
Net cash provided by financing activities	51,314
NET INCREASE (DECREASE) IN CASH	1,306
CASH
Beginning of year	207
End of year	1,513
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid
Interest paid	597
Adjustment
Current Assets
Cash
Accounts Receivable
TOTAL CURRENT ASSETS
TOTAL ASSETS
CURRENT LIABILITIES
Accounts payable and accrued liabilities
Accrued Salaries - Related Parties
Current portion of long-term debt, including accrued interest
Lines of credit
TOTAL CURRENT LIABILITIES
LONG-TERM LIABILITIES
Notes payable - related-party
Notes payable - long-term
TOTAL LIABILITIES
Common stock	(284,750)
Discount on common stock	(3,670,850)
Additional Paid in Capital	(33,068,000)
Stockholders' Deficit	37,023,600
TOTAL STOCKHOLDERS DEFICIT
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT
REVENUES
OPERATING EXPENSES
Consulting expense
Stock based Compensation	(20,273,600)
General and Administrative
Professional fees
Legal fees
Other expense
TOTAL OPERATING EXPENSES	(20,273,600)
NET LOSS FROM OPERATIONS	$ 20,273,600
OTHER INCOME (EXPENSE)
Interest expense
TOTAL OTHER INCOME (EXPENSE)
NET LOSS	20,273,600
NET LOSS AVAILABLE PER COMMON SHAREHOLDER	20,273,600
OPERATING ACTIVITIES
Net loss	20,273,600
Stock based compensation	(20,273,600)
Changes in operating assets and liabilities:
Accounts receivable
Accounts payable and accrued expenses
Accrued Salaries - Related Parties
Accrued Interest
Net cash (used) by operating activities
FINANCING ACTIVITIES
Advances on lines of credit
Proceeds on note payable
Payments on note payable
Advances - member/shareholder loan
Net cash provided by financing activities
NET INCREASE (DECREASE) IN CASH
CASH
Beginning of year
End of year
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid
Interest paid
As Restated
Current Assets
Cash	1,513
Accounts Receivable	10
TOTAL CURRENT ASSETS	1,523
TOTAL ASSETS	1,523
CURRENT LIABILITIES
Accounts payable and accrued liabilities	171,016
Accrued Salaries - Related Parties	152,000
Current portion of long-term debt, including accrued interest	878
Lines of credit	87,129
TOTAL CURRENT LIABILITIES	411,023
LONG-TERM LIABILITIES
Notes payable - related-party	23,541
Notes payable - long-term	6,410
TOTAL LIABILITIES	440,974
Common stock	3,884,750
Discount on common stock	(3,670,850)
Additional Paid in Capital	0
Stockholders' Deficit	(653,351)
TOTAL STOCKHOLDERS DEFICIT	(439,451)
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT	1,523
REVENUES	29
OPERATING EXPENSES
Consulting expense	141,187
Stock based Compensation	213,900
General and Administrative
Professional fees	30,266
Legal fees	80,012
Other expense	7,254
TOTAL OPERATING EXPENSES	472,619
NET LOSS FROM OPERATIONS	$ (472,590)
OTHER INCOME (EXPENSE)
Interest expense	(6,605)
TOTAL OTHER INCOME (EXPENSE)	(6,605)
NET LOSS	(479,195)
NET LOSS AVAILABLE PER COMMON SHAREHOLDER	(479,195)
NET LOSS PER COMMON SHARES	$ 0.00
WEIGHTED AVERAGE SHARES
Basic and diluted	345,487,945
OPERATING ACTIVITIES
Net loss	(479,195)
Stock based compensation	213,900
Changes in operating assets and liabilities:
Accounts receivable	(10)
Accounts payable and accrued expenses	101,249
Accrued Salaries - Related Parties	114,000
Accrued Interest	48
Net cash (used) by operating activities	(50,008)
FINANCING ACTIVITIES
Advances on lines of credit	36,099
Proceeds on note payable
Payments on note payable	(895)
Advances - member/shareholder loan	16,110
Net cash provided by financing activities	51,314
NET INCREASE (DECREASE) IN CASH	1,306
CASH
Beginning of year	207
End of year	1,513
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid
Interest paid	$ 597